Operating Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenue by geographic location
Revenue	$ 689,505	$ 461,594	$ 447,244
Australia-Asia
Operating revenue by geographic location
Revenue	323,172	203,991	222,328
Europe
Operating revenue by geographic location
Revenue	338,124	242,704	211,312
America
Operating revenue by geographic location
Revenue	$ 28,209	$ 14,899	$ 13,604